Derivative Liabilities - Schedule of Derivative Liability Acitivity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Derivative Liability Acitivity Abstract
Balance	$ 399,160	$ 4,685,675	$ 152,945
True-up features settled			(152,945)
Establishment upon default provisions			100,551
Gain (Loss) on revaluation	4,388	(4,286,515)	4,585,124
Balance	$ 403,548	$ 399,160	$ 4,685,675